Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement on Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Oct. 14, 2020
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption ($)	$ 276,000,000	$ 276,000,000	$ 276,000,000
Common Stock	690	690	690	$ 690	[1]
Additional paid-in capital		0	0	24,310
Accumulated deficit	(9,129,727)	(8,691,845)	(8,572,256)	(526)
Total Stockholders' Equity (Deficit)	$ (9,129,037)	$ (8,691,155)	$ (8,571,566)	$ 24,474		$ 0
Number of shares subject to redemption	27,600,000	27,600,000	27,600,000	0
As Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption ($)		$ 262,308,840	$ 262,428,430
Common Stock		827	826
Additional paid-in capital		5,169,247	5,049,658
Accumulated deficit		(170,069)	(50,480)
Total Stockholders' Equity (Deficit)		$ 5,000,005	$ 5,000,004
Number of shares subject to redemption		26,230,884	26,242,843
Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption ($)		$ 13,691,160	$ 13,571,570
Common Stock		(137)	(136)
Additional paid-in capital		(5,169,247)	(5,049,658)
Accumulated deficit		(8,521,776)	(8,521,776)
Total Stockholders' Equity (Deficit)		$ (13,691,160)	$ (13,571,570)
Number of shares subject to redemption		1,369,116	1,357,157

[1]	Includes up to 900,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in an aggregate of 6,900,000 shares of common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend (see Notes 5 and 7). On January 19, 2021, the underwriters exercise the over-allotment option in full. As a result, the 900,000 shares are no longer subject to forfeiture.